AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks — 97.2%
Agricultural & Farm Machinery — 1.7%
AGCO Corp.	36,864	$4,516,946
Deere & Co.	20,428	6,844,810
		11,361,756
Agricultural Products — 0.9%
Darling Ingredients, Inc.*	81,900	5,888,610
Communications Equipment — 0.2%
Bluescape Opportunities Acquisition Corp., UTS*	124,802	1,281,717
Construction & Engineering — 0.7%
Quanta Services, Inc.	37,800	4,302,396
Construction Machinery & Heavy Trucks — 2.9%
Alamo Group, Inc.	20,800	2,902,224
Caterpillar, Inc.	35,636	6,841,044
Epiroc AB (Sweden)(Class B Stock)	334,502	5,934,619
Terex Corp.	71,721	3,019,454
		18,697,341
Construction Materials — 1.3%
Martin Marietta Materials, Inc.(a)	12,029	4,110,069
Vulcan Materials Co.	24,530	4,149,495
		8,259,564
Copper — 2.6%
Antofagasta PLC (Chile)	144,538	2,613,050
ERO Copper Corp. (Canada)*	258,431	4,582,631
OZ Minerals Ltd. (Australia)	238,176	3,858,330
Southern Copper Corp. (Peru)	100,474	5,640,610
		16,694,621
Diversified Metals & Mining — 4.3%
BHP Group Ltd. (Australia)	353,160	9,571,590
Boliden AB (Sweden)	404,845	12,983,145
IGO Ltd. (Australia)	863,038	5,488,311
		28,043,046
Electric Utilities — 2.5%
Iberdrola SA (Spain)	280,962	2,820,133
IDACORP, Inc.	25,100	2,594,838
NextEra Energy, Inc.	52,399	4,114,369
Terna Rete Elettrica Nazionale (Italy)	372,492	2,654,850
Xcel Energy, Inc.	61,295	3,830,938
		16,015,128
Electrical Components & Equipment — 3.0%
Hubbell, Inc.	30,929	5,587,943
Legrand SA (France)	36,581	3,917,970
Schneider Electric SE	38,548	6,408,793
Shoals Technologies Group, Inc. (Class A Stock)*(a)	122,234	3,407,884
		19,322,590
Fertilizers & Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	69,575	3,883,677
	Shares	Value
Common Stocks (continued)
Forest Products — 1.1%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	251,124	$3,900,717
West Fraser Timber Co. Ltd. (Canada)	39,938	3,363,797
		7,264,514
Gold — 1.6%
Franco-Nevada Corp. (Canada)	12,354	1,604,967
Kirkland Lake Gold Ltd. (Canada)	53,675	2,235,823
Northern Star Resources Ltd. (Australia)	387,393	2,385,819
Perseus Mining Ltd. (Australia)*	1,383,201	1,392,831
Wesdome Gold Mines Ltd. (Canada)*	314,657	2,521,529
		10,140,969
Industrial Gases — 4.8%
Air Liquide SA (France)	42,087	6,749,507
Air Products & Chemicals, Inc.	34,402	8,810,696
Linde PLC (United Kingdom)	53,636	15,735,730
		31,295,933
Industrial Machinery — 3.3%
Atlas Copco AB (Sweden)(Class B Stock)	68,543	3,489,886
IMI PLC (United Kingdom)	91,747	2,059,102
Kadant, Inc.(a)	17,902	3,653,798
Sandvik AB (Sweden)	207,541	4,741,955
Timken Co. (The)	41,987	2,746,789
Weir Group PLC (The) (United Kingdom)*	212,130	4,773,878
		21,465,408
Integrated Oil & Gas — 12.7%
Chevron Corp.	176,424	17,898,215
Equinor ASA (Norway)	761,155	19,329,612
Galp Energia SGPS SA (Portugal)	1,297,249	14,664,777
TotalEnergies SE (France)(a)	646,495	30,846,381
		82,738,985
Metal & Glass Containers — 1.9%
Ardagh Metal Packaging SA*(a)	127,695	1,271,842
Ball Corp.	59,759	5,376,517
Verallia SA (France), 144A	167,632	5,781,629
		12,429,988
Multi-Utilities — 3.7%
Ameren Corp.	64,759	5,245,479
CMS Energy Corp.	79,656	4,757,853
Dominion Energy, Inc.	69,494	5,074,452
Sempra Energy(a)	36,580	4,627,370
WEC Energy Group, Inc.	48,748	4,299,573
		24,004,727
Oil & Gas Equipment & Services — 3.3%
Cactus, Inc. (Class A Stock)	127,959	4,826,613
ChampionX Corp.*	208,172	4,654,726
Enerflex Ltd. (Canada)	499,552	3,660,068
Halliburton Co.	149,038	3,222,202
A1

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services (cont’d.)
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	106,025	$1,286,083
Tenaris SA	372,264	3,890,010
		21,539,702
Oil & Gas Exploration & Production — 16.6%
Aker BP ASA (Norway)	183,694	5,984,585
Canadian Natural Resources Ltd. (Canada)	84,012	3,071,685
ConocoPhillips	461,994	31,309,312
Devon Energy Corp.	354,827	12,599,907
EOG Resources, Inc.	229,558	18,426,621
Hess Corp.	95,513	7,460,520
Lundin Energy AB (Sweden)	224,830	8,373,043
Magnolia Oil & Gas Corp. (Class A Stock)(a)	321,136	5,713,009
Pioneer Natural Resources Co.	90,605	15,086,639
		108,025,321
Oil & Gas Storage & Transportation — 1.6%
Enbridge, Inc. (Canada)	83,423	3,320,235
TC Energy Corp. (Canada)	145,132	6,979,398
		10,299,633
Packaged Foods & Meats — 0.4%
Sanderson Farms, Inc.	13,773	2,592,079
Paper Packaging — 5.9%
Avery Dennison Corp.	30,815	6,385,176
International Paper Co.	181,298	10,138,184
Mayr Melnhof Karton AG (Austria)	20,728	3,977,555
Packaging Corp. of America	94,667	13,011,033
Westrock Co.	99,267	4,946,475
		38,458,423
Paper Products — 3.4%
Mondi PLC (Austria)	378,715	9,305,272
Stora Enso OYJ (Finland)(Class R Stock)	232,895	3,890,714
UPM-Kymmene OYJ (Finland)	247,984	8,791,371
		21,987,357
Railroads — 1.2%
Norfolk Southern Corp.	15,523	3,713,878
Union Pacific Corp.	21,118	4,139,339
		7,853,217
Research & Consulting Services — 0.5%
ALS Ltd. (Australia)	328,785	2,978,130
Semiconductor Equipment — 1.3%
Entegris, Inc.	50,598	6,370,288
SUMCO Corp. (Japan)	116,900	2,340,047
		8,710,335
Silver — 0.3%
Pan American Silver Corp. (Canada)	82,800	1,926,756
	Shares	Value
Common Stocks (continued)
Specialty Chemicals — 12.3%
Akzo Nobel NV (Netherlands)	88,684	$9,683,359
Atotech Ltd. (China)*	150,839	3,642,762
Borregaard ASA (Norway)	156,366	3,799,008
Croda International PLC (United Kingdom)	46,655	5,355,251
Element Solutions, Inc.	291,000	6,308,880
Hexpol AB (Sweden)	290,691	3,310,769
Koninklijke DSM NV (Netherlands)	31,059	6,209,585
PPG Industries, Inc.	51,429	7,354,861
Quaker Chemical Corp.(a)	12,827	3,049,235
RPM International, Inc.	124,147	9,640,015
Sherwin-Williams Co. (The)	63,330	17,715,301
Shin-Etsu Chemical Co. Ltd. (Japan)	25,500	4,288,372
		80,357,398
Steel — 0.4%
Reliance Steel & Aluminum Co.	19,939	2,839,712
Trading Companies & Distributors — 0.2%
Azelis Group NV (Belgium)*	42,769	1,329,445

Total Common Stocks (cost $532,260,292)		631,988,478
Preferred Stocks — 2.6%
Electric Utilities
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	181,293	9,238,692
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	154,427	7,877,321

Total Long-Term Investments (cost $547,744,833)		649,104,491
Short-Term Investments — 8.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,239,983	3,239,983
PGIM Institutional Money Market Fund (cost $49,229,485; includes $49,227,644 of cash collateral for securities on loan)(b)(wa)	49,259,041	49,229,485

Total Short-Term Investments (cost $52,469,468)		52,469,468

TOTAL INVESTMENTS—107.9% (cost $600,214,301)		701,573,959

Liabilities in excess of other assets — (7.9)%		(51,095,496)

Net Assets — 100.0%		$650,478,463

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security
UTS	Unit Trust Security

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AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,192,674; cash collateral of $49,227,644 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3